UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation

        Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 1.2%
JPMorgan Chase & Co.:
6.00% (a)(b)	$975	$962,813
7.90% (a)(b)	1,850	1,991,155
Wachovia Capital Trust III, 5.57% (a)(b)	225	217,238
Wells Fargo & Co., 5.90% (a)(b)	1,100	1,108,250

		4,279,456
Capital Markets — 0.3%
State Street Capital Trust IV, 1.23%, 6/01/77 (a)	1,075	892,250
Diversified Financial Services — 0.2%
General Electric Capital Corp., 5.25% (a)(b)	300	300,281
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	532,500

		832,781
Insurance — 1.3%
The Allstate Corp.:
5.75%, 8/15/53 (a)	835	879,881
6.50%, 5/15/67 (a)	240	264,000
American International Group, Inc., 8.18%, 5/15/68 (a)	760	1,029,800
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	536,550
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	835,129
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	951,667

		4,497,027
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	1,800	1,867,500
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,195,594
Total Capital Trusts — 3.9%		13,564,608

Corporate Bonds
Aerospace & Defense — 1.0%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,379,457
United Technologies Corp.:
1.80%, 6/01/17	820	830,719
6.05%, 6/01/36	450	593,785
4.50%, 6/01/42	740	805,704

		3,609,665
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	721	729,244

Corporate Bonds	Par (000)	Value
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	$150	$152,250
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (c)	936	992,006
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	898	916,026
Virgin Australia Trust, 5.00%, 10/23/25 (c)	291	299,606

		2,359,888
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	225,000
4.88%, 3/15/19	501	499,747
5.88%, 2/01/22	600	602,625

		1,327,372
Automobiles — 1.5%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	800	800,295
1.25%, 1/11/16 (c)	2,300	2,306,256
General Motors Co., 5.20%, 4/01/45	325	342,875
Volkswagen Group of America Finance LLC, 1.60%, 11/20/17 (c)	1,050	1,046,159
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	851,729

		5,347,314
Banks — 10.7%
Abbey National Treasury Services PLC, 1.65%, 9/29/17	975	972,122
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,555,480
Bank of America Corp.:
6.05%, 5/16/16	1,350	1,429,550
6.50%, 8/01/16	3,330	3,587,496
5.63%, 10/14/16	325	348,038
5.75%, 12/01/17	1,755	1,939,094
5.70%, 1/24/22	2,125	2,461,679
4.20%, 8/26/24	1,210	1,232,657
4.25%, 10/22/26	605	603,642
5.00%, 1/21/44	625	699,891
4.88%, 4/01/44	500	552,393
Barclays Bank PLC, 5.14%, 10/14/20	300	322,647
Barclays PLC:
2.75%, 11/08/19	805	800,081
4.38%, 9/11/24	375	361,388
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,398,391
2.50%, 7/29/19	950	950,763
6.00%, 10/31/33	100	118,003
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,069,560

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
EDA	Economic Development Authority	RB	Revenue Bonds
GO	General Obligation Bonds	REIT	Real Estate Investment Trust
IDA	Industrial Development Authority	TBA	To-be-announced
LIBOR	London Interbank Offered Rate

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (concluded)
HSBC Holdings PLC:
4.25%, 3/14/24	$550	$572,320
6.80%, 6/01/38	755	1,001,261
ING Bank NV:
3.00%, 9/01/15 (c)	1,625	1,647,685
2.50%, 10/01/19 (c)	950	956,076
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	639,957
JPMorgan Chase & Co.:
2.20%, 10/22/19	1,655	1,640,729
3.20%, 1/25/23	400	400,451
3.88%, 2/01/24	700	729,704
3.63%, 5/13/24	1,175	1,202,734
4.85%, 2/01/44	625	693,314
Lloyds Banking Group PLC, 4.50%, 11/04/24	980	988,956
Macquarie Bank Ltd., 1.60%, 10/27/17 (c)	1,300	1,291,456
Regions Financial Corp., 5.75%, 6/15/15	550	561,423
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	75	81,630
6.00%, 12/19/23	1,250	1,352,997
5.13%, 5/28/24	300	305,157
Wells Fargo & Co.:
3.68%, 6/15/16 (d)	300	311,189
3.50%, 3/08/22	1,500	1,565,889
4.13%, 8/15/23	350	367,353
5.61%, 1/15/44	200	235,442
4.65%, 11/04/44	605	624,276

		37,572,874
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,800	1,749,388
Biotechnology — 0.3%
Amgen, Inc., 5.38%, 5/15/43	520	604,106
Gilead Sciences, Inc., 3.50%, 2/01/25	590	605,576

		1,209,682
Capital Markets — 4.6%
Credit Suisse:
3.00%, 10/29/21	665	661,896
3.63%, 9/09/24	1,150	1,169,825
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17	635	706,533
6.15%, 4/01/18	850	954,056
2.63%, 1/31/19	1,000	1,006,106
2.55%, 10/23/19	1,470	1,464,632
5.75%, 1/24/22	165	190,870
6.25%, 2/01/41	725	916,504
4.80%, 7/08/44	975	1,044,301
Morgan Stanley:
0.71%, 10/15/15 (a)	2,050	2,053,354
6.25%, 8/28/17	885	983,115
1.88%, 1/05/18	1,240	1,235,462
7.30%, 5/13/19	1,625	1,927,487
5.63%, 9/23/19	265	299,130
5.50%, 7/28/21	10	11,349
4.35%, 9/08/26	655	658,914
UBS AG, 2.38%, 8/14/19	973	972,943

		16,256,477
Chemicals — 0.6%
CF Industries, Inc., 5.38%, 3/15/44	350	377,613
Eastman Chemical Co., 4.65%, 10/15/44	700	716,308
LyondellBasell Industries NV, 5.00%, 4/15/19	825	899,880

		1,993,801

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 0.6%
The ADT Corp., 2.25%, 7/15/17	$400	$387,000
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,783,687

		2,170,687
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	748,563
Consumer Finance — 3.2%
American Express Credit Corp., 1.55%, 9/22/17	460	460,900
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,908,630
1.00%, 11/06/15	475	474,548
3.50%, 6/15/23	850	859,055
Discover Financial Services, 3.85%, 11/21/22	650	661,311
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	2,350	2,365,724
1.70%, 5/09/16	700	702,478
1.72%, 12/06/17	1,275	1,261,823
Navient Corp., 3.88%, 9/10/15	1,700	1,712,750

		11,407,219
Diversified Financial Services — 3.6%
BP Capital Markets PLC:
3.13%, 10/01/15	2,875	2,926,555
3.54%, 11/04/24	610	606,528
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,839,541
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,468,323
6.15%, 8/07/37	715	932,594
General Motors Financial Co., Inc.:
3.25%, 5/15/18	660	660,825
6.75%, 6/01/18	325	368,063
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,305,102
Shell International Finance BV, 6.38%, 12/15/38	800	1,075,056
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	537	559,207
Voya Financial, Inc., 2.90%, 2/15/18	775	793,409

		12,535,203
Diversified Telecommunication Services — 3.8%
AT&T Inc.:
0.00%, 11/27/22 (c)(e)	1,000	779,598
4.30%, 12/15/42	76	72,254
4.80%, 6/15/44	65	66,232
4.35%, 6/15/45	105	98,989
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	973,681
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,390,225
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,698,545
5.15%, 9/15/23	725	800,569
6.40%, 9/15/33	1,375	1,693,702
6.25%, 4/01/37	850	1,043,158
3.85%, 11/01/42	425	378,879
6.55%, 9/15/43	1,050	1,345,206
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,034,588

		13,375,626

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities — 5.8%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	$400	$447,914
Carolina Power & Light Co., 6.30%, 4/01/38	750	1,038,254
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	498,363
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,710,931
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,226,062
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	864,481
Florida Power & Light Co., 5.95%, 2/01/38	800	1,063,334
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	745	854,164
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,861,667
Kentucky Utilities Co., 5.13%, 11/01/40	375	449,623
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,415,236
5.75%, 4/01/18	1,475	1,652,953
Mississippi Power Co., 4.25%, 3/15/42	400	405,446
Northern States Power Co., 6.20%, 7/01/37	725	989,778
Ohio Power Co., 6.60%, 3/01/33	675	887,921
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	960	1,191,438
PacifiCorp, 6.00%, 1/15/39	450	591,820
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,188,696
3.15%, 4/01/22	775	785,070
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (c)	445	452,493

		20,575,644
Energy Equipment & Services — 1.2%
Ensco PLC:
3.25%, 3/15/16	1,600	1,629,258
4.50%, 10/01/24	80	77,758
SESI LLC, 7.13%, 12/15/21	725	696,000
Transocean, Inc.:
5.05%, 12/15/16	1,775	1,783,499
6.38%, 12/15/21	14	12,914

		4,199,429
Food & Staples Retailing — 0.8%
CVS Health Corp., 5.30%, 12/05/43	425	508,055
Tesco PLC, 5.50%, 11/15/17 (c)	840	881,523
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	811,930
6.50%, 8/15/37	160	220,163
6.20%, 4/15/38	230	308,045

		2,729,716
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42	250	275,201
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	994,330
Health Care Equipment & Supplies — 2.3%
Becton Dickinson and Co.:
2.68%, 12/15/19	100	101,315
3.73%, 12/15/24	160	164,732
Covidien International Finance SA:
1.35%, 5/29/15	800	802,401
6.00%, 10/15/17	2,300	2,573,909
2.95%, 6/15/23	525	515,205
Medtronic, Inc.:
3.15%, 3/15/22 (c)	960	972,169
3.50%, 3/15/25 (c)	1,455	1,488,421
4.63%, 3/15/44	500	538,223
4.63%, 3/15/45 (c)	760	823,832

		7,980,207

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 1.2%
Aetna, Inc.:
3.50%, 11/15/24	$395	$401,494
4.50%, 5/15/42	135	142,928
Coventry Health Care, Inc., 5.45%, 6/15/21	850	976,570
UnitedHealth Group, Inc.:
4.63%, 11/15/41	645	694,272
4.25%, 3/15/43	530	555,633
WellPoint, Inc., 4.35%, 8/15/20	1,275	1,381,329

		4,152,226
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	975,875
Industrial Conglomerates — 0.7%
Eaton Corp., 4.15%, 11/02/42	900	893,263
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,025,180
Tyco Electronics Group SA, 3.50%, 2/03/22	600	619,612

		2,538,055
Insurance — 4.7%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	634,734
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	920,220
American International Group, Inc.:
5.45%, 5/18/17	725	791,046
5.85%, 1/16/18	1,530	1,710,693
3.38%, 8/15/20	1,000	1,038,801
6.40%, 12/15/20	485	578,348
4.50%, 7/16/44	260	274,693
Genworth Holdings, Inc.:
6.52%, 5/22/18	200	203,788
7.63%, 9/24/21	330	322,671
4.90%, 8/15/23	450	362,564
Manulife Financial Corp., 4.90%, 9/17/20	750	823,453
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	927,761
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)	6,000	6,016,050
MetLife, Inc., 4.72%, 12/15/44	215	239,136
Prudential Financial, Inc., 5.70%, 12/14/36	175	208,023
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,434,120

		16,486,101
Internet Software & Services — 0.7%
Alibaba Group Holding Ltd.:
1.63%, 11/28/17 (c)	975	970,582
3.60%, 11/28/24 (c)	1,455	1,443,133

		2,413,715
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	621,252
Life Sciences Tools & Services — 0.6%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,310,675
6.00%, 3/01/20	820	936,821

		2,247,496
Machinery — 0.1%
AGCO Corp., 5.88%, 12/01/21	350	392,361
Media — 3.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	1,019,330
Comcast Corp.:
4.25%, 1/15/33	650	688,303

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
6.50%, 11/15/35	$550	$734,247
6.55%, 7/01/39	500	682,862
4.50%, 1/15/43	225	239,694
COX Communications, Inc., 8.38%, 3/01/39 (c)	500	712,828
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	884,599
3.80%, 3/15/22	1,110	1,129,281
5.15%, 3/15/42	325	335,842
Discovery Communications LLC, 3.70%, 6/01/15	1,175	1,188,369
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,091,190
Sky PLC:
2.63%, 9/16/19 (c)	200	200,074
3.75%, 9/16/24 (c)	510	513,123
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,751,347
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	850,779
6.55%, 5/01/37	625	804,681
Time Warner, Inc., 6.25%, 3/29/41	682	846,866

		13,673,415
Metals & Mining — 1.8%
Alcoa, Inc., 5.13%, 10/01/24	535	566,977
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	1,175	1,236,975
Corp Nacional del Cobre de Chile, 4.88%, 11/04/44 (c)	353	358,529
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	300	291,820
3.55%, 3/01/22	1,530	1,446,020
5.40%, 11/14/34	1,320	1,286,875
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	550	716,451
Southern Copper Corp., 6.75%, 4/16/40	300	314,700

		6,218,347
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	675	685,683
Multi-Utilities — 2.3%
Berkshire Hathaway Energy Co., 4.50%, 2/01/45 (c)	900	941,713
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	971,683
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,843,106
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	847,096
NiSource Finance Corp., 5.25%, 2/15/43	440	504,386
Pacific Gas & Electric Co.:
3.85%, 11/15/23	575	598,481
3.40%, 8/15/24	880	890,520
4.30%, 3/15/45	220	225,821
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,173,986

		7,996,792
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,717,734
Canadian Natural Resources Ltd.:
1.75%, 1/15/18	495	492,088
5.90%, 2/01/18	1,700	1,881,347
Chevron Corp., 2.19%, 11/15/19	255	255,943
ConocoPhillips Co.:
3.35%, 11/15/24	370	373,828
4.30%, 11/15/44	385	402,744
Continental Resources, Inc.:
7.13%, 4/01/21	460	494,500
5.00%, 9/15/22	1,800	1,741,500
4.50%, 4/15/23	400	380,460

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
DCP Midstream LLC:
5.35%, 3/15/20 (c)	$260	$272,126
4.75%, 9/30/21 (c)	161	159,856
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	614,254
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	441,004
Enbridge, Inc., 3.50%, 6/10/24	290	272,411
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,208,598
6.50%, 2/01/42	560	643,693
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	505,682
6.45%, 9/01/40	800	987,263
5.70%, 2/15/42	490	566,664
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	762	824,842
Kerr-McGee Corp., 7.88%, 9/15/31	450	615,194
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,431,309
4.25%, 9/01/24	435	435,874
7.30%, 8/15/33	1,400	1,682,748
5.00%, 3/01/43	190	180,486
5.40%, 9/01/44	335	335,686
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	79,505
3.05%, 12/01/19	1,255	1,245,023
6.50%, 9/15/20	925	1,046,627
4.30%, 6/01/25	440	440,205
Noble Energy, Inc., 5.25%, 11/15/43	425	431,607
Phillips 66, 4.88%, 11/15/44	828	847,496
Pioneer Natural Resources Co., 6.88%, 5/01/18	880	985,094
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	893,744
4.90%, 2/15/45	700	711,374
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,057,856
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,326,979
TransCanada PipeLines Ltd., 3.75%, 10/16/23	850	850,983
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,124,566
The Williams Cos., Inc.:
3.70%, 1/15/23	1,200	1,077,703
4.55%, 6/24/24	220	204,596
8.75%, 3/15/32	155	180,896
Williams Partners LP:
4.50%, 11/15/23	1,300	1,311,874
6.30%, 4/15/40	225	251,701

		32,985,663
Pharmaceuticals — 3.1%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,224,824
4.40%, 11/06/42	795	820,177
Actavis Funding SCS, 3.85%, 6/15/24	650	653,321
Allergan, Inc., 5.75%, 4/01/16	550	581,885
Express Scripts Holding Co., 2.10%, 2/12/15	775	775,951
Hospira, Inc., 5.20%, 8/12/20	900	965,543
Mylan, Inc., 2.60%, 6/24/18	968	980,647
Pfizer, Inc., 3.00%, 6/15/23	325	328,660
Roche Holdings, Inc.:
6.00%, 3/01/19 (c)	678	783,080
4.00%, 11/28/44 (c)	400	421,308
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	200	247,409

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$1,140	$1,168,180
Wyeth LLC, 5.95%, 4/01/37	800	1,026,126

		10,977,111
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,336,651
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	604,604

		1,941,255
Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
4.63%, 4/01/15	1,000	1,008,929
4.70%, 3/15/22	1,325	1,389,252
3.50%, 1/31/23	525	507,259
5.00%, 2/15/24	568	602,345
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,056,398
DDR Corp., 4.75%, 4/15/18	280	299,095
HCP, Inc., 3.75%, 2/01/16	525	539,565
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	833,712
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	720,403
10.35%, 4/01/19	280	366,237
4.25%, 10/01/44	225	232,828
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 (c)	650	659,627

		8,215,650
Road & Rail — 1.9%
Burlington Northern Santa Fe LLC:
3.40%, 9/01/24	1,275	1,298,271
5.75%, 5/01/40	500	616,881
Canadian National Railway Co.:
2.95%, 11/21/24	755	753,449
6.25%, 8/01/34	1,100	1,461,362
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	597,790
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	355,042
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (c)	1,500	1,512,149

		6,594,944
Software — 0.6%
Autodesk, Inc., 1.95%, 12/15/17	550	551,708
Oracle Corp.:
2.80%, 7/08/21	820	830,198
3.63%, 7/15/23	800	838,967

		2,220,873
Specialty Retail — 0.6%
The Home Depot, Inc., 4.40%, 3/15/45	215	234,977
QVC, Inc.:
7.38%, 10/15/20 (c)	310	324,725
4.38%, 3/15/23	1,700	1,705,851

		2,265,553
Tobacco — 1.6%
Altria Group, Inc., 5.38%, 1/31/44	725	825,281
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,202,156
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	944,677
Lorillard Tobacco Co., 7.00%, 8/04/41	350	441,929
Philip Morris International, Inc.:
3.88%, 8/21/42	700	664,576

Corporate Bonds	Par (000)	Value
Tobacco (concluded)
4.25%, 11/10/44	$975	$991,461
Reynolds American, Inc.:
3.25%, 11/01/22	180	175,328
4.85%, 9/15/23	220	236,802

		5,482,210
Wireless Telecommunication Services — 2.6%
Alltel Corp., 7.88%, 7/01/32	470	691,937
America Movil SAB de CV:
2.38%, 9/08/16	3,140	3,183,081
3.13%, 7/16/22	650	641,316
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	302,660
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,665,531
Orange SA, 5.50%, 2/06/44	350	410,530
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,153,048
Vodafone Group PLC, 4.38%, 2/19/43	272	265,088

		9,313,191
Total Corporate Bonds — 81.8%		287,545,298

Foreign Agency Obligations
CDP Financial, Inc., 3.15%, 7/24/24 (c)	975	994,064
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	757,126
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,075	1,112,280
Export-Import Bank of Korea, 0.98%, 1/14/17 (a)	1,307	1,310,664
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	27,938
Petrobras International Finance Co. SA:
2.88%, 2/06/15	775	771,815
3.88%, 1/27/16	700	686,910
5.88%, 3/01/18	2,350	2,294,705
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,721,250
3.50%, 1/30/23	650	621,725
6.38%, 1/23/45	475	537,938
Total Foreign Agency Obligations — 3.1%		10,836,415

Foreign Government Obligations
Brazil — 0.4%
Federative Republic of Brazil:
5.63%, 1/07/41	124	133,610
5.00%, 1/27/45	1,350	1,323,000

		1,456,610
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	486,063
Colombia — 0.6%
Republic of Colombia:
2.63%, 3/15/23	1,200	1,114,200
4.00%, 2/26/24	200	204,500
5.63%, 2/26/44	813	914,625

		2,233,325
Mexico — 1.2%
United Mexican States:
4.75%, 3/08/44	2,525	2,632,313

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
Mexico (concluded)
5.55%, 1/21/45	$1,350	$1,569,375

		4,201,688
Philippines — 0.1%
Republic of Philippine, 4.20%, 1/21/24	203	220,255
Total Foreign Government Obligations — 2.4%		8,597,941

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,352,800
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,551,289
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,719,551
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,602,012
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,379,859
State of California GO:
7.30%, 10/01/39	510	748,343
7.63%, 3/01/40	150	230,243
7.60%, 11/01/40	430	680,729
State of Illinois GO, 4.42%, 1/01/15	1,100	1,100,000
Total Taxable Municipal Bonds — 2.9%		10,364,826

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (e)	815	732,741

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
3.38%, 5/15/44	$4,020	$4,525,640
3.13%, 8/15/44	1,325	1,426,445
U.S. Treasury Notes:
2.38%, 8/15/24	525	534,721
2.25%, 11/15/24	3,550	3,573,852
Total U.S. Treasury Obligations — 2.9%		10,060,658
Total Long-Term Investments (Cost — $323,342,204) — 97.2%		341,702,487

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (f)	5,696,451	5,696,451
Total Short-Term Securities (Cost — $5,696,451) — 1.6%		5,696,451

Options Purchased
(Cost — $1,861,132) — 0.3%		872,233
Total Investments Before Options Written (Cost — $330,899,787*) — 99.1%		348,271,171

Options Written
(Premiums Received — $1,400,769) — (0.1)%		(305,455)
Total Investments Net of Options Written — 99.0%		347,965,716
Other Assets Less Liabilities — 1.0%		3,656,619

Net Assets — 100.0%		$351,622,335

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$330,937,059

Gross unrealized appreciation	$20,018,109
Gross unrealized depreciation	(2,683,997)

Net unrealized appreciation	$17,334,112

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Zero-coupon bond.

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series C Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
112	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	$24,482,500	$(10,918)
265	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	$31,516,367	(3,116)
13	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	$1,648,359	(10,634)
105	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	$17,344,688	545,310
(138)	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	March 2015	$19,949,625	(291,746)
(150)	Euro Dollar Futures	Chicago Mercantile	March 2016	$37,057,500	45,386
(135)	Euro Dollar Futures	Chicago Mercantile	December 2016	$33,118,875	29,343
Total					$303,625

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	$98.75	3/13/15	452	$124,300
Euro Dollar 90-Day	Put	$99.00	12/14/15	158	71,100
Euro Dollar 90-Day	Put	$98.00	12/14/15	158	9,875
Total					$205,275

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	$98.50	12/14/15	316	$(51,350)

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.05%	Receive	3-month LIBOR	11/20/17	$1,000	$112,702
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.05%	Receive	3-month LIBOR	11/20/17	$1,000	112,702
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.05%	Pay	3-month LIBOR	11/20/17	$1,400	41,461
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.05%	Pay	3-month LIBOR	11/20/17	$1,400	41,461
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$41,400	358,632
Total								$666,958

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	$82,800	$(254,105)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.82%[1]	3-month LIBOR	Chicago Mercantile	12/09/19	$8,000	$(33,641)
3.03%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$912	(63,925)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$912	(65,855)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$912	(66,308)
3.06%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	$912	(68,806)
Total					$(298,535)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	7

Schedule of Investments (continued)	Series C Portfolio

•	As of December 31, 2014, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(29,332)	$(1,494)	$(27,838)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(33,960)	(18,587)	(15,373)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(24,776)	10,838	(35,614)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(35,284)	(6,415)	(28,869)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(29,828)	(14,430)	(15,398)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(29,715)	(15,376)	(14,339)
Total					$(182,895)	$(45,464)	$(137,431)

•	As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$1,876	$(5,465)	$7,341
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	33,538	3,203	30,335
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	29,534	(1,628)	31,162
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	26,749	(6,262)	33,011
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	12,994	(4,279)	17,273
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$14	(95)	55	(150)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$6	(37)	25	(62)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$1	(4)	3	(7)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$3	(20)	24	(44)
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	$1,690	(8,740)	(181)	(8,559)
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	$24	(126)	33	(159)
Total						$95,669	$(14,472)	$110,141

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (concluded)	Series C Portfolio

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$341,702,487	—	$341,702,487
Short-Term Securities	$5,696,451	—	—	5,696,451
Options Purchased	205,275	666,958	—	872,233

Total	$5,901,726	$342,369,445	—	$348,271,171

[1] See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$620,039	—	—	$620,039
Credit contracts	—	$119,122	—	119,122
Liabilities:
Interest rate contracts	(367,764)	(552,639)	—	(920,403)
Credit contracts	—	(146,412)	—	(146,412)

Total	$252,275	$(579,929)	—	$(327,654)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,576	—	—	$14,576
Cash pledged as collateral for OTC derivatives	390,000	—	—	390,000
Cash pledged for financial futures contracts	116,000	—	—	116,000

Total	$520,576	—	—	$520,576

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	9

Schedule of Investments December 31, 2014 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	$250	$286,347
Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	500	500,010
Arizona — 4.2%
Arizona Health Facilities Authority, RB, Series A, Banner Health Project, 5.00%, 1/01/44	1,000	1,130,610
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	577,835

		1,708,445
Arkansas — 0.7%
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	250	277,423
California — 16.5%
Bay Area Toll Authority, Refunding RB, Series F-1, 5.00%, 4/01/54	1,000	1,125,180
California County Tobacco Securitization Agency, RB, Asset-Backed:
5.45%, 6/01/28	500	483,585
5.60%, 6/01/36	160	143,640
California County Tobacco Securitization Agency, Refunding RB, Asset-Backed:
Merced County Project, 5.00%, 6/01/26	55	55,014
Sonoma County Corp. Project, 5.00%, 6/01/26	215	198,004
Sonoma County Corp. Project, 5.25%, 6/01/45	135	109,032
California Municipal Finance Authority, RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	152,706
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	135	145,669
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	259,145
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center Project, 5.50%, 12/01/54	250	273,370
California Statewide Communities Development Authority, Refunding RB:
5.00%, 11/15/49	500	554,255
899 Charleston Project, Series A, 5.25%, 11/01/44	250	253,723
Huntington Memorial Hospital, Series B, 5.00%, 7/01/44	500	558,885
California Statewide Financing Authority, RB, Asset-Backed, Series B:
5.63%, 5/01/29	125	124,891
6.00%, 5/01/43	120	119,990
City & County of San Francisco Airports Commission-San Francisco International Airport RB, AMT, Series A, 5.00%, 5/01/44	1,000	1,110,100
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	278,780
City of Roseville, Special Tax Bonds, CFD No. 1, 5.00%, 9/01/44	500	490,115
Golden State Tobacco Securitization Corp., RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	250	205,787
Inland Empire Tobacco Securitization Authority, RB, Capital Appreciation, Turbo, Asset-Backed, Series C-1, 0.00%, 6/01/36 (b)	750	140,767

		6,782,638

Municipal Bonds	Par (000)	Value
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	$100	$99,996
District of Columbia — 0.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	50	60,567
Florida — 3.8%
Alachua County Health Facilities Authority, RB, Shands Teaching Hospital & Clinics Project, 5.00%, 12/01/44	250	281,185
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 4.00%, 4/01/36	500	499,265
Capital Trust Agency, Inc., RB, Faulk Senior Services Project, 6.75%, 12/01/49	250	249,947
Celebration Pointe Community Development District, Special Assesment Bonds, 5.13%, 5/01/45	250	246,760
Florida Development Finance Corp., RB: Miami Arts Charter School Project, Series A, 6.00%, 6/15/44 (a)	150	151,395
Renaissance Charter School Project, Series A, 6.13%, 6/15/44	150	149,285

		1,577,837
Georgia — 1.4%
Gainesville & Hall County Hospital Authority, RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	291,140
Private Colleges & Universities Authority RB, Savannah College of Art & Design Project, 5.00%, 4/01/44	250	272,183

		563,323
Idaho — 1.4%
Idaho Health Facilities Authority, RB, St. Lukes Health Systems, Inc., Project, 5.00%, 3/01/44	500	557,040
Illinois — 3.6%
City of Chicago, GO, Refunding, Series A, 5.00%, 1/01/36	250	258,045
City of Chicago, O’Hare International Airport Revenue RB, Series D, 5.00%, 1/01/39	260	287,009
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	525,880
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	152,021
State of Illinois, GO, 5.00%, 2/01/39	250	264,560

		1,487,515
Indiana — 0.7%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	250	270,087
Iowa — 2.6%
Iowa Finance Authority, RB, IA Fertilizer Co. Project, 5.50%, 12/01/22	750	792,053
Iowa Tobacco Settlement Authority, RB:
Asset-Backed, Series C, 5.50%, 6/01/42	150	125,172
Capital Appreciation, Asset-Backed, Series B, 5.60%, 6/01/34	160	146,125

		1,063,350

10	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 1.0%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	$250	$256,973
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	168,137

		425,110
Massachusetts — 2.2%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	561,385
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	355,950

		917,335
Michigan — 3.0%
Michigan Finance Authority, RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	260,143
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	150	142,647
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	272,645
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	553,095

		1,228,530
Minnesota — 0.5%
St. Paul Port Authority, RB, AMT, Gerdau St. Paul Steel Mill Project, 4.50%, 10/01/37	100	100,123
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury Project, 5.13%, 12/01/44	100	100,496

		200,619
New Jersey — 8.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	273,907
5.25%, 11/01/44	250	272,215
New Jersey EDA, RB:
Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	153,843
Refunding, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	254,723
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Obligated Project, 5.00%, 7/01/44	220	246,477
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,110,730
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/38	250	269,315
Transportation Program, Series AA, 5.00%, 6/15/44	200	215,614
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/39	250	272,455
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 4.50%, 6/01/23	250	249,835

		3,319,114
New Mexico — 0.8%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	320,018

Municipal Bonds	Par (000)	Value
New York — 17.9%
Build NYC Resource Corp., RB, 5.50%, 11/01/44	$250	$267,825
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	103,097
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	250	243,263
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	207,862
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	539,195
Long Island Power Authority, Refunding RB, Series A, 5.00%, 9/01/44	500	559,730
Metropolitan Transportation Authority, RB, Sub Series D-1, 5.25%, 11/15/44	1,000	1,164,040
New York Liberty Development Corp., RB, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	700	842,499
New York Liberty Development Corp., Refunding RB:
Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	365	378,808
Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	161,961
Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	118,364
New York State Thruway Authority, RB, Series J, 5.00%, 1/01/41	1,000	1,132,270
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca Project, 5.00%, 7/01/44	500	534,665
TSASC, Inc., Refunding RB:
Series 1,4.75%, 6/01/22	265	265,988
Series 1,5.00%, 6/01/34	160	132,685
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	125	124,025
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	500	560,325

		7,336,602
North Carolina — 0.6%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	254,660
North Dakota — 0.2%
City of Williston, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	100	103,216
Ohio — 1.6%
County of Franklin, RB, OPRS Communities Obligation Group Project, Series A, 6.13%, 7/01/40	585	646,904
Oregon — 0.4%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	158,694
Pennsylvania — 7.0%
Lancaster County Hospital Authority, Refunding RB, St. Annes Retirement Community Project, 5.00%, 4/01/33	250	253,465
Montgomery County IDA, First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	250	252,967
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	164,166

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	11

Schedule of Investments (continued)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	$500	$508,120
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	272,975
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44	1,000	1,133,870
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	250	266,753

		2,852,316
Puerto Rico — 0.4%
Commonwealth of Puerto Rico, GO, Series A, 8.00%, 7/01/35	200	174,000
Rhode Island — 0.5%
Tobacco Settlement Financing Corp., RB, Asset-Backed, Series A, 6.25%, 6/01/42	200	200,980
South Carolina — 2.8%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.50%, 12/01/54	1,000	1,154,030
Tennessee — 0.7%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	271,055
Texas — 4.3%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	175	204,033
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series A, Remarketing, 4.75%, 5/01/38	500	518,810
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	256,117
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	252,730
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	500	526,000

		1,757,690
Utah — 1.3%
Utah State Charter School Finance Authority, RB, Early Light Academy Project, 5.13%, 7/15/49 (a)	545	529,113

Municipal Bonds	Par (000)	Value
Virginia — 2.2%
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	$400	$413,652
Fairfax County IDA, RB, Inova Health Systems Project, Series A, 4.00%, 5/15/44	500	510,565

		924,217
Washington — 1.2%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	262,405
King County Public Hospital District No. 4, GO, Refunding, Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	214,652

		477,057
Wisconsin — 1.0%
Public Finance Authority, RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	150,750
Public Finance Authority, Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	250	265,230

		415,980
Total Long-Term Investments (Cost — $38,098,586) — 94.8%		38,901,818

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, 0.00% (c)	2,370,611	2,370,611
Total Short-Term Securities (Cost — $2,370,611) — 5.8%		2,370,611

Total Investments (Cost — $40,469,197*) — 100.6%		41,272,429
Liabilities in Excess of Other Assets — (0.6)%		(262,889)

Net Assets — 100.0%		$41,009,540

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,469,197

Gross unrealized appreciation	$820,402
Gross unrealized depreciation	(17,170)

Net unrealized appreciation	$803,232

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Represents the current yield as of report date.

12	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (concluded)	Series E Portfolio
(Percentages shown are based on Net Assets)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$38,901,818	—	$38,901,818
Short-Term Securities	$2,370,611	—	—	2,370,611

Total	$2,370,611	$38,901,818	—	$41,272,429

[1]	See above Schedule of Investments for values in each state.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	13

Schedule of Investments December 31, 2014 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$594	$594,637
Series 2013-5, Class A2B, 0.53%, 3/08/17 (a)	661	660,683
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)	757	761,639
SLM Student Loan Trust, Series 2008-4, Class A4, 1.88%, 7/25/22 (a)	7,350	7,721,616
Total Asset-Backed Securities — 2.1%		9,738,575

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 6.9%
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)	816	837,831
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (a)	10,255	11,123,178
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)	2,600	2,587,575
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	2,971,604
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	444	466,667
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.92%, 10/10/47	500	533,683
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	4,783	5,034,611
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	300	328,838
Series 2014-GC18, Class A4, 4.07%, 1/10/47	2,800	3,014,530
Series 2014-GC24, Class A5, 3.93%, 9/10/47	500	533,393
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/47	1,300	1,370,038
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	282,905
Series 2006-LDP7, Class A4, 5.86%, 4/15/45 (a)	2,105	2,197,978
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)	292	303,602
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/47	700	728,007

		32,314,440
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.35%, 2/10/47 (a)	25,076	1,748,372
Series 2012-CR5, Class XA, 1.90%, 12/10/45 (a)	8,057	761,045
Series 2013-CR7, Class XA, 1.54%, 3/10/46 (a)	3,951	321,197
Series 2014-CR14, Class XA, 0.90%, 2/10/47 (a)	3,573	175,192
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 9/15/25 (a)(b)	26,000	1,273,350

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)	$4,651	$399,501
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.23%, 11/15/46 (a)	4,640	346,672
Series 2014-C18, Class XA, 1.00%, 10/29/47 (a)	1,398	78,736
Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)	16,900	1,247,305
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.97%, 9/15/57 (a)	10,082	659,155
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)	6,097	421,635
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)	4,232	356,460

		7,788,620
Total Non-Agency Mortgage-Backed Securities — 8.6%		40,103,060

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,233	1,116,818
Series 2014-62, Class Z, 3.10%, 4/20/44	1,020	929,690

		2,046,508
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24	1,400	1,431,874
Freddie Mac:
Series K035, Class A2, 3.46%, 8/25/23	6,600	7,010,751
Series KO36, Class A2, 3.53%, 10/25/23	2,600	2,773,781
Series KO40, Class A2, 3.24%, 9/25/24	600	627,234
Series K041, Class A2, 3.17%, 10/25/24	1,000	1,037,524

		12,881,164
Interest Only Collateralized Mortgage Obligations — 0.4%
Freddie Mac:
Series 4301, Class SD, 5.94%, 7/15/37 (a)	488	81,725
Series 4307, Class SE, 5.94%, 9/15/36 (a)	489	81,107
Series K041, Class X1, 0.56%, 10/25/24	13,800	622,932
Series K716, Class X1, 0.72%, 8/25/47	7,090	277,273
Series K040, Class X1, 0.74%, 9/25/24	9,495	557,384

		1,620,421
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2012-M9, Class X1, 4.03%, 12/25/17 (a)	16,462	1,550,929
Mortgage-Backed Securities — 149.1%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/30 (c)	1,500	1,493,907
2.50%, 1/01/30 (c)	26,200	26,674,875
3.00%, 5/01/29-1/01/45 (c)	44,510	45,278,105
3.50%, 9/01/28-1/01/45 (c)	71,428	74,874,956
4.00%, 2/01/29-1/01/45 (c)	80,112	86,076,039
4.50%, 5/01/24-1/01/45 (c)	84,280	91,376,445
5.00%, 5/01/33-1/01/42	38,291	42,402,410

14	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 1/01/45 (c)	$3,300	$3,691,360
6.00%, 2/01/38-1/01/45 (c)	12,172	13,818,400
6.50%, 5/01/36-4/01/44 (c)	1,062	1,215,247
Freddie Mac Mortgage-Backed Securities:
2.53%, 5/01/36 (a)	795	854,401
3.00%, 1/01/30-1/01/45 (c)	13,981	14,204,617
3.50%, 7/01/18-1/01/45 (c)	19,955	20,812,622
4.00%, 1/01/30-1/01/45 (c)	16,437	17,521,170
4.50%, 4/01/18-1/01/45 (c)	12,676	13,730,606
5.00%, 5/01/28-1/01/45 (c)	3,054	3,371,170
5.50%, 1/01/28-1/01/45 (c)	2,033	2,272,268
6.00%, 8/01/28-11/01/39	1,357	1,537,138
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45 (c)	29,700	30,371,962
3.50%, 9/15/42-1/15/45 (c)	51,580	54,199,007
4.00%, 9/20/40-1/15/45 (c)	95,038	102,101,634
4.50%, 4/15/40-10/20/41	15,383	16,870,430
5.00%, 7/15/33-1/15/45 (c)	7,917	8,716,695
5.50%, 7/15/38-12/20/41	2,732	3,072,192
6.00%, 1/15/45 (c)	2,100	2,373,000
6.50%, 1/15/45 (c)	10,900	12,423,871

		691,334,527
Total U.S. Government Sponsored Agency Securities — 153.0%		709,433,549

U.S. Treasury Obligations
U.S. Treasury Notes:
1.50%, 11/30/19	1,705	1,694,211
2.25%, 11/15/24	1,088	1,095,210
Total U.S. Treasury Obligations — 0.6%		2,789,421
Total Long-Term Investments (Cost — $756,899,515) — 164.3%		762,064,605

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (d)	18,531,499	$18,531,499
Total Short-Term Securities (Cost — $18,531,499) — 4.0%		18,531,499
Total Investments Before TBA Sale Commitments
(Cost — $775,431,014*) — 168.3%		780,596,104

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30	$7,100	(7,228,688)
3.00%, 1/01/30-1/01/45	8,275	(8,375,553)
3.50%, 1/01/30-1/01/45	42,900	(44,880,722)
4.00%, 1/01/30-1/01/45	55,125	(58,816,925)
4.50%, 1/01/30-1/01/45	32,400	(35,037,079)
5.00%, 1/01/45	28,250	(31,211,284)
6.00%, 1/01/45	5,900	(6,690,738)
Freddie Mac Mortgage-Backed Securities:
4.50%, 1/01/30	200	(210,031)
6.00%, 1/01/45	1,000	(1,131,719)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45	3,200	(3,272,400)
3.50%, 1/15/45	22,200	(23,303,063)
4.00%, 1/15/45	66,050	(70,817,212)
4.50%, 1/15/45	7,800	(8,522,414)
5.00%, 1/15/45	1,600	(1,762,094)
5.50%, 1/15/45	1,200	(1,335,734)
6.50%, 1/15/45	10,900	(12,423,871)
Total TBA Sale Commitments (Proceeds — $314,320,670) — (67.9)%		(315,019,527)
Total Investments Net of TBA Sale Commitments — 100.4%		465,576,577
Liabilities in Excess of Other Assets — (0.4)%		(1,791,846)

Net Assets — 100.0%		$463,784,731

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$775,431,097

Gross unrealized appreciation	$8,198,390
Gross unrealized depreciation	(3,033,383)

Net unrealized appreciation	$5,165,007

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	As of December 31, 2014, represents or includes a TBA transaction. Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$208,484	$1,062
BNP Paribas Securities Corp.	$4,827,604	$18,229
Citigroup Global Markets, Inc.	$(8,955,297)	$(50,367)
Credit Suisse Securities (USA) LLC	$(32,412,034)	$(136,698)
Deutsche Bank Securities, Inc.	$5,180,010	$79,846
Goldman Sachs & Co.	$(6,355,048)	$83,936
J.P. Morgan Securities LLC	$42,131,426	$464,265
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$5,662,368	$37,719
Morgan Stanley & Co. LLC	$(11,408,705)	$(19,307)
Nomura Securities International, Inc.	$(6,690,738)	$3,918

(d)	Represents the current yield as of report date.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	15

Schedule of Investments (continued)	Series M Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
55	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	$6,541,133	$(29,578)
12	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	$1,521,563	1,170
4	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	$578,250	15,519
1	Euro Dollar Futures	Chicago Mercantile	June 2015	$248,913	376
2	Euro Dollar Futures	Chicago Mercantile	September 2017	$488,525	(22)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2015	$745,125	29
(92)	Euro Dollar Futures	Chicago Mercantile	March 2016	$22,728,600	22,900
(1)	Euro Dollar Futures	Chicago Mercantile	June 2016	$246,425	213
(1)	Euro Dollar Futures	Chicago Mercantile	September 2016	$245,838	201
(92)	Euro Dollar Futures	Chicago Mercantile	December 2016	$22,569,900	3,621
(1)	Euro Dollar Futures	Chicago Mercantile	March 2017	$244,925	151
(2)	Euro Dollar Futures	Chicago Mercantile	June 2017	$489,100	(47)
(64)	Euro Dollar Futures	Chicago Mercantile	December 2017	$15,616,000	(58,759)
Total					$(44,226)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation
1.66%[1]	3-month LIBOR	Chicago Mercantile	4/06/15[2]	5/31/19	$17,000	$56,048

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/39	$178	$(32)	$1,679	$(1,711)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	$336	574	2,026	(1,452)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$149	(255)	6	(261)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	$149	256	2,171	(1,915)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Barclays Bank PLC	1/12/41	$149	(255)	(733)	478
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$336	574	1,868	(1,294)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$187	(318)	19	(337)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$149	(255)	(835)	580

16	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series M Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$187	$(319)	$(285)	$(34)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$162	(259)	(1,153)	894
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	$162	259	2,106	(1,847)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/44	$177	1,147	1,347	(200)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$353	(2,296)	(4,369)	2,073
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$353	2,295	1,769	526
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$353	(2,295)	(2,648)	353
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$353	2,295	2,441	(146)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$177	(301)	(1,677)	1,376
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$177	1,148	1,852	(704)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/44	$177	1,148	995	153
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	$177	(1,148)	(2,474)	1,326
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	$177	(1,148)	(1,972)	824
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	$177	(1,148)	(1,870)	722
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	$177	(1,148)	(1,705)	557
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Morgan Stanley Capital Services LLC	1/12/44	$177	1,147	1,071	76

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	17

Schedule of Investments (continued)	Series M Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Morgan Stanley Capital Services LLC	1/12/44	$177	1,148	1,237	(89)
Total					$814	$866	$(52)

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,738,575	—	$9,738,575
Non-Agency Mortgage-Backed Securities	—	37,680,068	$2,422,992	40,103,060
U.S. Government Sponsored Agency Securities	—	708,253,233	1,180,316	709,433,549
U.S. Treasury Obligations	—	2,789,421	—	2,789,421
Short-Term Securities	$18,531,499	—	—	18,531,499
Liabilities:
Investments:
TBA Sale Commitments	—	(315,019,527)	—	(315,019,527)

Total	$18,531,499	$443,441,770	$3,603,308	$465,576,577

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$44,180	$65,986	—	$110,166
Liabilities:
Interest rate contracts	(88,406)	(9,990)	—	(98,396)

Total	$(44,226)	$55,996	—	$11,770

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

18	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (concluded)	Series M Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$232,686	—	—	$232,686
Cash pledged for financial futures contracts	76,000	—	—	76,000
Cash pledged for centrally cleared swaps	228,000	—	—	228,000
Liabilities:
Cash received as collateral for TBA commitments	—	$(332,000)	—	(332,000)

Total	$536,686	$(332,000)	—	$204,686

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	19

Schedule of Investments December 31, 2014 (Unaudited)	Series P Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 29.8%
BlackRock Allocation Target Shares: Series S Portfolio	7,935,110	$77,367,323

Value
Total Affiliated Investment Companies (Cost — $78,086,356*) — 29.8%	$77,367,323
Other Assets Less Liabilities — 70.2%	182,523,230

Net Assets — 100.0%	$259,890,553

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,086,356

Gross unrealized appreciation	—
Gross unrealized depreciation	$(719,033)

Net unrealized depreciation	$(719,033)

(a)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2014	Shares Purchased	Shares Held at December 31, 2014	Value at December 31, 2014	Income
BlackRock Allocation Target Shares: Series S Portfolio	6,350,110	1,585,000	7,935,110	$77,367,323	$1,415,842

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
272	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	$59,457,500	$72,922
252	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	$29,970,281	(73,038)
474	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	$60,101,719	(204,221)
Total					$(204,337)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.14%[1]	3-month LIBOR	Chicago Mercantile	11/20/17	$23,000	$42,133
1.14%[1]	3-month LIBOR	Chicago Mercantile	11/24/17	$20,000	37,637
2.74%[1]	3-month LIBOR	Chicago Mercantile	6/30/24	$130,000	(5,630,463)
2.46%[1]	3-month LIBOR	Chicago Mercantile	11/14/24	$50,000	(997,039)
2.45%[1]	3-month LIBOR	Chicago Mercantile	11/24/24	$10,000	(177,487)
Total					$(6,725,219)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

20	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (concluded)	Series P Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$77,367,323	—	—	$77,367,323

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$72,922	$79,770	—	$152,692
Liabilities:
Interest rate contracts	(277,259)	(6,804,989)	—	(7,082,248)

Total	$(204,337)	$(6,725,219)	—	$(6,929,556)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$178,136,163	—	—	$178,136,163
Cash pledged for financial futures contracts	765,000	—	—	765,000
Cash pledged for centrally cleared swaps	6,311,000	—	—	6,311,000

Total	$185,212,163	—	—	$185,212,163

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	21

Schedule of Investments December 31, 2014 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
American Express Credit Account Master Trust, Series 2013-3, Class A, 0.98%, 5/15/19	$750	$749,741
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	669	681,020
Series 2013-2, Class B, 1.19%, 5/08/18	480	480,488
Series 2013-2, Class C, 1.79%, 3/08/19	575	574,296
Series 2013-4, Class A3, 0.96%, 4/09/18	800	800,964
Series 2013-4, Class B, 1.66%, 9/10/18	300	301,555
Series 2013-4, Class C, 2.72%, 9/09/19	300	305,170
Series 2013-5, Class C, 2.29%, 11/08/19	545	548,894
BA Credit Card Trust, Series 2014-A1, Class A, 0.53%, 6/15/21 (a)	990	989,222
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.91%, 11/07/23 (a)(b)	137	137,188
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,120,604
Series 2013-A6, Class A6, 1.32%, 9/07/18	348	349,929
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,841,403
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class A, 2.20%, 9/16/19 (b)	29	28,802
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)	770	770,226
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	1,150	1,152,277
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class D, 3.50%, 1/15/19	965	1,002,231
Series 2014-1, Class A1, 1.20%, 2/15/19	1,715	1,709,948
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	775	776,927
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	1,595	1,594,968
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)	2,285	2,293,957
PFS Financing Corp., Series 2014-AA, Class A, 0.76%, 2/15/19 (a)(b)	1,050	1,052,268
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (b)	1,300	1,304,338
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	357	361,059
Series 2012-3, Class C, 3.01%, 4/16/18	1,075	1,090,391
Series 2012-5, Class C, 2.70%, 8/15/18	160	162,771
Series 2012-6, Class C, 1.94%, 3/15/18	145	145,990
Series 2012-AA, Class A3, 0.65%, 3/15/17 (b)	201	201,277
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)	555	555,798
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	1,330	1,332,712
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,318,181
Series 2013-3, Class C, 1.81%, 4/15/19	450	449,789
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	720	737,202
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)	674	674,340
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.64%, 3/15/22 (a)	266	264,229
Series 2004-B, Class A2, 0.44%, 6/15/21 (a)	354	351,078

Asset-Backed Securities	Par (000)	Value
SLM Private Education Loan Trust:
Series 2011-C, Class A1, 1.56%, 12/15/23 (a)(b)	$823	$827,107
Series 2012-B, Class A1, 1.26%, 12/15/21 (a)(b)	69	68,970
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)	356	357,971
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)	628	629,991
Series 2013-4, Class A, 0.71%, 6/25/27 (a)	636	637,706
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)	1,567	1,568,575
Series 2013-C, Class A1, 1.00%, 2/15/22 (a)(b)	667	668,896
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	772,835
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	338,813
Total Asset-Backed Securities — 15.5%		37,082,097

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (b)	210	212,959
Airlines — 0.7%
Continental Airlines Pass-Through Trust, Series 2009-1, 9.00%, 7/08/16	522	574,697
UAL Pass-Through Trust:
10.40%, 5/01/18	207	230,360
9.75%, 7/15/18	329	365,386
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/25 (b)	537	553,119

		1,723,562
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	350,000
Automobiles — 0.7%
Daimler Finance North America LLC:
1.30%, 7/31/15 (b)	1,340	1,345,470
1.45%, 8/01/16 (b)	300	301,286

		1,646,756
Banks — 7.2%
ABN AMRO Bank NV, 1.03%, 10/28/16 (a)(b)	550	553,926
Amsouth Bank, Series AI, 5.20%, 4/01/15	800	808,001
Bank of America Corp.:
6.50%, 8/01/16	1,107	1,192,600
1.70%, 8/25/17	2,585	2,585,587
5.65%, 5/01/18	1,960	2,177,507
2.60%, 1/15/19	1,000	1,007,776
The Bear Stearns Cos. LLC:
6.40%, 10/02/17	655	733,541
7.25%, 2/01/18	1,200	1,383,060
Citigroup, Inc., 1.70%, 7/25/16 (c)	1,870	1,882,808
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	698,907
2.60%, 1/15/16 (c)	940	956,111
3.45%, 3/01/16	573	588,129
3.15%, 7/05/16	939	965,233
Regions Financial Corp., 2.00%, 5/15/18	1,000	990,189

22	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks (concluded)
Santander Bank NA, 8.75%, 5/30/18	$650	$774,151

		17,297,526
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (b)	1,000	1,020,268
Capital Markets — 4.2%
Credit Suisse AG, 1.38%, 5/26/17	2,090	2,083,843
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16	489	510,280
3.63%, 2/07/16	1,761	1,806,888
5.95%, 1/18/18	2,600	2,888,517
Morgan Stanley:
5.75%, 10/18/16	250	268,427
6.63%, 4/01/18	1,000	1,139,035
2.13%, 4/25/18	409	409,237
2.38%, 7/23/19	750	747,234
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	147,756

		10,001,217
Chemicals — 0.5%
Lubrizol Corp., 8.88%, 2/01/19	423	528,103
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	600	619,500

		1,147,603
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (b)	900	922,659
4.63%, 1/31/18 (b)	200	207,841

		1,130,500
Consumer Finance — 3.9%
American Express Credit Corp.:
2.75%, 9/15/15	1,005	1,020,505
1.30%, 7/29/16	1,260	1,265,489
2.80%, 9/19/16	500	514,705
Capital One Financial Corp.:
3.15%, 7/15/16	800	822,758
5.25%, 2/21/17	1,000	1,077,013
2.45%, 4/24/19	1,464	1,460,646
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	103,505
3.98%, 6/15/16	120	124,248
8.00%, 12/15/16	500	559,576
1.72%, 12/06/17	2,000	1,979,330
Synchrony Financial, 1.88%, 8/15/17	405	405,787

		9,333,562
Diversified Financial Services — 1.4%
International Lease Finance Corp.:
6.75%, 9/01/16 (b)	527	561,255
7.13%, 9/01/18 (b)	210	235,200
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17	250	277,471
Moody’s Corp., 2.75%, 7/15/19	690	695,681
Voya Financial, Inc., 2.90%, 2/15/18	1,502	1,537,677

		3,307,284
Diversified Telecommunication Services — 1.0%
AT&T Inc., 0.90%, 2/12/16	1,040	1,039,725
Verizon Communications, Inc., 2.50%, 9/15/16	1,300	1,328,827

		2,368,552
Electric Utilities — 1.7%
Ohio Power Co., 6.05%, 5/01/18	1,275	1,440,742

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	$540	$540,775
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,047,769
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)	926	926,729

		3,956,015
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	379,223
Energy Equipment & Services — 0.8%
Weatherford International Ltd.:
5.50%, 2/15/16	1,500	1,547,394
9.63%, 3/01/19	260	308,381

		1,855,775
Food Products — 0.3%
WM Wrigley Jr. Co., 2.00%, 10/20/17 (b)	700	705,050
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	425	442,720
Health Care Providers & Services — 0.3%
WellPoint, Inc.:
1.25%, 9/10/15	306	307,238
2.38%, 2/15/17	500	509,295

		816,533
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp., 1.88%, 12/15/17	1,800	1,786,536
Insurance — 2.8%
AIA Group Ltd., 2.25%, 3/11/19 (b)	500	497,766
American International Group, Inc.:
5.45%, 5/18/17	375	409,162
5.85%, 1/16/18	1,500	1,677,150
AXIS Specialty Finance PLC, 2.65%, 4/01/19	736	737,860
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	477	507,159
Jackson National Life Global Funding, 2.30%, 4/16/19 (b)	800	797,412
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	822,816
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17	1,000	1,012,394
XLIT Ltd., 2.30%, 12/15/18	300	300,196

		6,761,915
IT Services — 0.4%
Computer Sciences Corp., 2.50%, 9/15/15	345	348,115
The Western Union Co., 2.38%, 12/10/15	500	504,588

		852,703
Life Sciences Tools & Services — 1.0%
Life Technologies Corp., 3.50%, 1/15/16	1,225	1,239,827
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	1,250	1,269,489

		2,509,316
Machinery — 0.3%
Crane Co., 2.75%, 12/15/18	250	252,697
Pentair Finance SA, 1.35%, 12/01/15	400	400,658

		653,355
Media — 2.6%
British Sky Broadcasting Group PLC, 6.10%, 2/15/18 (b)	278	309,391
COX Communications, Inc., 6.25%, 6/01/18 (b)	1,000	1,129,134

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	23

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	$1,576	$1,611,772
2.40%, 3/15/17	295	300,566
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17	942	943,783
Omnicom Group, Inc., 5.90%, 4/15/16	254	268,814
Sky PLC, 2.63%, 9/16/19 (b)	1,255	1,255,466
TCM Sub LLC, 3.55%, 1/15/15 (b)	200	200,154
Time Warner Cable, Inc., 5.85%, 5/01/17	135	147,359

		6,166,439
Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15	510	514,090
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	384,167
Oil, Gas & Consumable Fuels — 1.6%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)	660	708,675
Husky Energy, Inc., 7.25%, 12/15/19	556	651,883
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	311	343,345
Kinder Morgan, Inc.:
7.00%, 6/15/17	281	309,803
2.00%, 12/01/17	185	183,855
3.05%, 12/01/19	300	297,615
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,370,083

		3,865,259
Pharmaceuticals — 1.1%
Actavis, Inc., 1.88%, 10/01/17	1,684	1,677,473
Mylan, Inc., 7.88%, 7/15/20 (b)	569	606,096
Zoetis, Inc., 1.15%, 2/01/16	250	249,777

		2,533,346
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (b)(c)	290	292,225
Real Estate Investment Trusts (REITs) — 4.8%
ARC Properties Operating Partnership LP, 2.00%, 2/06/17	1,751	1,668,822
ERP Operating LP:
6.58%, 4/13/15	900	903,335
5.13%, 3/15/16	432	452,828
HCP, Inc.:
3.75%, 2/01/16	130	133,607
6.00%, 1/30/17	750	818,349
Health Care REIT, Inc.:
6.20%, 6/01/16	600	641,734
4.70%, 9/15/17	1,450	1,557,951
Host Hotels & Resorts LP, 5.88%, 6/15/19	1,070	1,123,891
Prologis LP:
4.50%, 8/15/17	300	319,685
4.00%, 1/15/18	1,400	1,473,070
Ventas Realty LP, 1.55%, 9/26/16	1,343	1,348,383
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	657	657,580
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (b)	475	472,444

		11,571,679
Road & Rail — 2.3%
ERAC USA Finance LLC, 6.38%, 10/15/17 (b)	780	875,786

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (a)	$850	$850,906
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (b)	818	824,625
3.75%, 5/11/17 (b)	90	94,060
3.38%, 3/15/18 (b)	2,006	2,070,992
2.88%, 7/17/18 (b)	363	369,100
Ryder System, Inc., 2.45%, 11/15/18	400	400,050

		5,485,519
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	1,000	997,749
Specialty Retail — 0.8%
QVC, Inc.:
3.13%, 4/01/19	1,668	1,667,463
7.38%, 10/15/20 (b)	150	157,125

		1,824,588
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (b)	250	256,563
Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp., 5.00%, 6/19/17	1,050	1,108,276
Tobacco — 0.5%
Lorillard Tobacco Co., 2.30%, 8/21/17	1,037	1,043,620
Reynolds American, Inc., 1.05%, 10/30/15	250	250,272

		1,293,892
Trading Companies & Distributors — 1.4%
Air Lease Corp.:
4.50%, 1/15/16	300	308,250
2.13%, 1/15/18	1,385	1,360,763
3.38%, 1/15/19	500	506,250
GATX Corp.:
2.38%, 7/30/18	250	251,611
2.50%, 3/15/19	1,000	995,794

		3,422,668
Wireless Telecommunication Services — 0.9%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	1,410	1,420,575
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	100,887
Rogers Communications, Inc., 6.80%, 8/15/18	482	556,296

		2,077,758
Total Corporate Bonds — 46.9%		112,053,148

Foreign Agency Obligations
Sinopec Capital Ltd., 1.25%, 4/24/16 (b)	750	747,817

Foreign Government Obligations
Iceland — 0.5%
Republic of Iceland:
4.88%, 6/16/16	795	831,852
4.88%, 6/16/16	315	329,602

		1,161,454

24	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
Latvia — 0.5%
Republic of Latvia, 5.25%, 2/22/17	$1,000	$1,073,750
Total Foreign Government Obligations — 1.0%		2,235,204

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.68%, 11/19/47 (a)(b)	493	497,436
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.58%, 10/25/34 (a)	56	55,534
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.91%, 11/25/34 (a)	6	5,899
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.51%, 5/20/34 (a)	170	161,495
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.31%, 12/20/54 (a)(b)	477	473,851
Series 2006-3, Class A3, 0.25%, 12/20/54 (a)	933	926,583
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.78%, 10/21/54 (a)(b)	154	153,625
Series 2011-3X, Class A2, 1.78%, 10/15/54 (a)	216	216,108
Series 2012-1A, Class A2, 1.88%, 10/15/54 (a)(b)	719	720,852
Series 2012-1X, Class A2, 1.88%, 10/15/54 (a)	602	603,622
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.63%, 12/22/54 (a)(b)	363	367,894
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.39%, 6/25/34 (a)	151	151,591

		4,334,490
Commercial Mortgage-Backed Securities — 17.3%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)	402	433,056
Series 2007-5, Class A3, 5.62%, 2/10/51	27	26,470
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4 4.67%, 6/11/41	2,072	2,081,187
Series 2006-PW12, Class A4, 5.70%, 9/11/38 (a)	978	1,026,118
Series 2007-PW16, Class A4, 5.71%, 6/11/40 (a)	700	755,017
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)	750	817,437
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.40%, 7/15/44 (a)	819	832,159
Series 2007-CD5, Class AJA, 6.12%, 11/15/44 (a)	1,415	1,542,646
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.80%, 12/10/49 (a)	1,440	1,572,841
Series 2010-C1, Class A1, 3.16%, 7/10/46 (b)	638	644,245
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,782,035

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)	$887	$889,216
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)	412	400,445
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,414,973
Credit Suisse Commercial Mortgage Trust:
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (a)	563	591,111
Series 2008-C1, Class A2, 5.97%, 2/15/41 (a)	286	284,886
Del Coronado Trust, Series 2013-HDC, Class A, 0.96%, 3/15/26 (a)(b)	325	324,443
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)	1,045	1,123,067
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (a)	7	6,813
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (a)	1,156	1,207,988
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)	1,000	1,026,162
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)	1,675	1,713,170
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	53	53,016
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (a)	534	539,560
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,863	3,040,112
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,686	1,792,290
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class A5 5.15%, 4/15/30 (a)	251	251,290
Series 2005-C5, Class A4, 4.95%, 9/15/30	530	532,886
Series 2007-C1, Class A4, 5.42%, 2/15/40	563	603,285
Series 2007-C2, Class A3, 5.43%, 2/15/40	786	840,462
Series 2007-C6, Class AM, 6.11%, 7/15/40 (a)	285	308,955
Series 2007-C7, Class AM, 6.16%, 9/15/45 (a)	1,350	1,502,215
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (a)	319	321,196
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	799,601
Morgan Stanley Capital I Trust:
Series 2005-HQ7, Class A4, 5.21%, 11/14/42 (a)	709	720,669
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	810	860,414
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	599	632,956
Series 2007-IQ15, Class A4, 5.91%, 6/11/49 (a)	1,223	1,330,079
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)	502	502,879

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	25

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (b)	$155	$154,382
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (b)	885	882,167
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)	155	155,177
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)	1,147	1,176,824
Series 2006-C29, Class A1A, 5.30%, 11/15/48	763	813,920
Series 2007-C32, Class A1A, 5.72%, 6/15/49 (a)	917	985,416
Series 2007-C33, Class A4, 6.14%, 2/15/51 (a)	1,178	1,271,292
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)	162	162,164
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (b)	480	490,250

		41,218,942
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.91%, 8/15/45 (a)	1,090	108,529
Series 2013-CR7, Class XA, 1.54%, 3/10/46 (a)	3,530	286,960
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.93%, 12/15/47 (a)	4,593	438,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)	5,244	450,501
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.23%, 11/15/46 (a)	4,207	314,309
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.21%, 11/15/45 (a)(b)	3,278	367,393
Series 2013-C14, Class XA, 0.00%, 6/15/46 (a)	9,822	524,078
Series 2013-C15, Class XA, 0.63%, 8/15/46 (a)	7,587	267,042

		2,757,666
Total Non-Agency Mortgage-Backed Securities — 20.2%		48,311,098

Taxable Municipal Bonds — 0.1%
State of California GO, 3.95%, 11/01/15	175	180,152

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.5%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	585	634,775
Series 3986, Class M, 4.50%, 9/15/41	520	559,522

		1,194,297
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.36%, 1/25/22 (a)	1,498	168,038

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Freddie Mac, Series K710, Class X1, 1.78%, 5/25/19 (a)	$2,858	$188,965

		357,003
Mortgage-Backed Securities — 15.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/30 (f)	1,350	1,344,516
2.50%, 12/01/27-1/01/30 (f)	7,198	7,336,091
3.00%, 1/01/30 (f)	8,675	9,016,917
3.50%, 1/01/30 (f)	10,405	10,991,906
3.64%, 9/01/42 (a)	1,407	1,482,761
4.00%, 1/01/30 (f)	2,345	2,484,601
4.50%, 9/01/26-1/01/27	1,500	1,605,451
5.00%, 7/01/19-7/01/25	1,550	1,665,134
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	705	744,885
5.50%, 5/01/22	626	667,425

		37,339,687
Total U.S. Government Sponsored Agency Securities — 16.3%		38,890,987

U.S. Treasury Obligations
U.S. Treasury Notes:
0.38%, 10/31/16	17,000	16,929,603
0.50%, 11/30/16	5,000	4,987,500
0.88%, 11/15/17 (c)	10,000	9,952,340
1.00%, 12/15/17 (c)	8,500	8,480,076
Total U.S. Treasury Obligations — 16.9%		40,349,519
Total Long-Term Investments
Cost — $281,333,966) — 117.2%		279,850,022

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (g)	4,259,832	4,259,832
Total Short-Term Securities
(Cost — $4,259,832) — 1.8%		4,259,832
Total Investments Before TBA Sale Commitments
(Cost — $285,593,798*) — 119.0%		284,109,854

TBA Sale Commitments (f)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/30	$290	(301,430)
3.50%, 1/01/30	6,050	(6,391,258)
Total TBA Sale Commitments
(Proceeds — $6,690,253) — (2.8)%		(6,692,688)
Total Investments Net of TBA Sale Commitments — 116.2%		277,417,166
Liabilities in Excess of Other Assets — (16.2)%		(38,609,509)

Net Assets — 100.0%		$238,807,657

26	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Schedule of Investments (continued)	Series S Portfolio

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$285,624,068

Gross unrealized appreciation	$1,653,729
Gross unrealized depreciation	(3,167,943)

Net unrealized depreciation	$(1,514,214)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	As of December 31, 2014, represents or includes a TBA transaction. Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$9,872,117	$14,480
Deutsche Bank Securities, Inc.	$723,139	$10,123
Goldman Sachs & Co.	$9,016,917	$28,804
J.P. Morgan Securities LLC	$1,344,516	$7,594
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(80,008)	$4,572

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	4/17/14	Open	$281,000	$281,690
Barclays Capital, Inc.	0.35%	4/17/14	Open	918,000	920,254
RBC Capital Markets, LLC	0.34%	6/05/14	Open	1,790,525	1,794,044
Credit Suisse Securities (USA) LLC	(0.58)%	12/01/14	Open	9,011,250	9,012,435
BNP Paribas Securities Corp.	(0.23)%	12/17/14	Open	5,992,500	5,992,947
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	763,000	763,115
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	660,000	660,099
Total				$19,416,275	$19,424,584

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
373	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	$81,535,469	$(97,709)
(486)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	$57,799,828	(83,824)
(82)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	$10,397,344	(72,175)
Total					$(253,705)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Depreciation
0.74%[1]	3-month LIBOR	Chicago Mercantile	11/14/16	$50,000	$(50,300)

[1]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014	27

Schedule of Investments (concluded)	Series S Portfolio

measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,407,757	$674,340	$37,082,097
Corporate Bonds	—	110,632,573	1,420,575	112,053,148
Foreign Agency Obligations	—	747,817	—	747,817
Foreign Government Obligations	—	2,235,204	—	2,235,204
Non-Agency Mortgage-Backed Securities	—	48,155,921	155,177	48,311,098
Taxable Municipal Bonds	—	180,152	—	180,152
U.S. Government Sponsored Agency Securities	—	38,890,987	—	38,890,987
U.S. Treasury Obligations	—	40,349,519	—	40,349,519
Short-Term Securities	$4,259,832	—	—	4,259,832
Liabilities:
Investments:
TBA Sale Commitments	—	(6,692,688)	—	(6,692,688)

Total	$4,259,832	$270,907,242	$2,250,092	$277,417,166

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(253,705)	$(50,300)	—	$(304,005)
[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$212,798	—	—	$212,798
Cash pledged for financial futures contracts	459,000	—	—	459,000
Cash pledged for centrally cleared swaps	330,000	—	—	330,000
Liabilities:
Reverse repurchase agreements	—	$(19,424,584)	—	(19,424,584)

Total	$1,001,798	$(19,424,584)	—	$(18,422,786)

During the period ended December 31, 2014, there were no transfers between levels.

28	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: February 23, 2015